INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories
	As of December 31,
	2 0 1 8	2 0 1 7

Raw materials	$11,166	$10,634
Work in process	18,736	15,507
Finished goods	11,884	8,780
	$41,786	$34,921